Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 358,811		$ 366,533		$ 379,064
Investment expense	(12,616)		(10,264)		(10,369)
Net investment income	346,195		356,269		368,695
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	305,849		326,000		341,612
Mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	32,882		30,726		30,374
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	3,589		2,818		2,626
Limited partnership interests
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	13,316	[1]	3,157	[1]
Short-term
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	355		525		681
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	2,600		2,628		2,626
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 220		$ 679		$ 1,145

[1]	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.